Derivatives and Hedging (Tables)	12 Months Ended
Dec. 31, 2013
Derivatives and Hedging [Abstract]
Offsetting Of Derivative Assets And Liabilities
The following tables summarize the valuation of the Partnership’s investments as of December 31, 2013 and 2012.

Offsetting of Derivative Assets and Liabilities as of December 31, 2013:

	Gross Amounts Recognized	Gross Amounts Offset in the Statements of Financial Condition	Net Amounts Presented in the Statements of Financial Condition
	$	$	$
Assets
Futures	10,656,264	(4,814,486)	5,841,778
Forwards	2,817,116	(359,643)	2,457,473

Total Assets	13,473,380	(5,174,129)	8,299,251

Liabilities
Futures	(4,814,486)	4,814,486	–
Forwards	(359,643)	359,643	–

Total Liabilities	(5,174,129)	5,174,129	–

Unrealized currency loss			(284,357)

Total net unrealized gain on open contracts			8,014,894

Offsetting of Derivative Assets and Liabilities as of December 31, 2012:

	Gross Amounts Recognized	Gross Amounts Offset in the Statements of Financial Condition	Net Amounts Presented in the Statements of Financial Condition
	$	$	$
Assets
Futures	8,424,480	(4,831,562)	3,592,918
Forwards	2,682,523	(1,526,101)	1,156,422

Total Assets	11,107,003	(6,357,663)	4,749,340

Liabilities
Futures	(4,831,562)	4,831,562	–
Forwards	(1,526,101)	1,526,101	–

Total Liabilities	(6,357,663)	6,357,663	–

Unrealized currency loss			(494,825)

Net unrealized gain on open contracts			4,254,515

Schedule of Effect of Trading Activities on the Statements of Financial Condition
The Effect of Trading Activities on the Statements of Financial Condition as of December 31, 2013 and 2012:

December 31, 2013

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain/(Loss)	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	384,705	(1,445,582)	2,808,187	(505,931)	1,241,379	3,708
Equity	6,045,517	–	440	(542,522)	5,503,435	3,144
Foreign currency	1,399,755	(184,321)	1,526,651	(200,642)	2,541,443	7,647
Interest rate	9,355	(1,791,931)	1,298,770	(503,200)	(987,006)	8,798
Total	7,839,332	(3,421,834)	5,634,048	(1,752,295)	8,299,251
Unrealized currency loss					(284,357)
Total net unrealized gain on open contracts					8,014,894

December 31, 2012

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain/(Loss)	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	802,059	(191,225)	966,315	(2,691,091)	(1,113,942)	3,749
Equity	5,120,882	(854,526)	–	(173,208)	4,093,148	3,326
Foreign currency	1,218,559	(1,476,258)	1,552,135	(50,783)	1,243,653	16,674
Interest rate	1,447,053	(920,247)	–	(325)	526,481	12,900
Total	8,588,553	(3,442,256)	2,518,450	(2,915,407)	4,749,340
Unrealized currency loss					(494,825)
Total net unrealized gain on open contracts					4,254,515

Schedule of Effect of Trading Activities on the Statements of Income and Expenses
The effect of Trading Activities on the Statements of Income and Expenses for the years ended December 31, 2013, 2012, and 2011, included in Total Trading Results:

	2013	2012	2011
Type of Instrument	$	$	$
Commodity	4,744,029	(25,656,631)	(13,224,390)
Equity	46,697,833	11,644,684	(33,865,845)
Foreign currency	(3,283,896)	(10,314,789)	(28,960,337)
Interest rate	(16,467,980)	14,570,878	16,951,603
Unrealized currency gain (loss)	210,469	(148,604)	(161,590)
Total	31,900,455	(9,904,462)	(59,260,559)

Line Items on the Statements of Income and Expenses for the years ended December 31, 2013, 2012, and 2011:

	2013	2012	2011
Trading Results	$	$	$
Net realized	28,140,076	(8,986,897)	(56,127,142)
Net change in unrealized	3,760,379	(917,565)	(3,133,417)
Total Trading Results	31,900,455	(9,904,462)	(59,260,559)